WARRANTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Oct. 10, 2022	Mar. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Exercise price of warrants	$ 11.50	$ 11.50
Share Price		$ 11.09
Warrants outstanding	12,266,971	16,708,414
Exercise of public warrants	$ 747
Exercise of public warrants, shares	64,971
Common Stock [Member]
Class of Warrant or Right [Line Items]
Exercise of public warrants
Exercise of public warrants, shares	64,971,000
Warrants, shares	73,500,000	1,498,301
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants	$ 0.01	$ 0.01
Share Price	$ 16.00	$ 16.00
Warrants outstanding	9,487,500	9,487,500
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		4,627,858
Private Warrants [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		4,627,858
Penny Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares	2,593,056	2,593,056
Penny Warrants [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares	1,250,000
Warrants 10 [Member]
Class of Warrant or Right [Line Items]
Share Price	$ 10	$ 10
Warrants to purchase shares	1,600,000	1,600,000	457,142
Warrants 10 [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares		1,248,294
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	1,501,386	4,627,858
Warrants to purchase shares	3,126,472
Warrants, shares	1,100,000